Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Details
Registrant Name	Snipp Interactive Inc.
Registrant CIK	0001613092
SEC Form	20-F
Period End date	Dec. 31, 2018
Fiscal Year End	--12-31
Trading Symbol	SNIPF
Tax Identification Number (TIN)	000000000
Number of common stock shares outstanding	177,736,675
Public Float		$ 7,620,280
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY